Equity (Details 1) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of changes in equity [Line Items]
Opening balance		$ 43,560,501	$ 43,100,963
Allocation to reserves	$ 3,869,907
Legal reserve used to offset previous year loss (Note 24.4)			0
Closing balance		48,215,699	43,560,501
Equity reserves [Member]
Disclosure of changes in equity [Line Items]
Opening balance		1,558,844	5,546,570
Release of reserves		(289,164)	(406,983)
Allocation to reserves		908,189	289,164
Legal reserve used to offset previous year loss (Note 24.4)		0	(3,869,907)
Closing balance		$ 2,177,869	$ 1,558,844